Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Supplement [Text Block]	dit_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global High Income Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	T	C	R6	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	4.50	2.50	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	None	1.00	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	None	20	None	None	20

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

	A	T	C	R6	INST	S
Management fee1	0.40	0.40	0.40	0.40	0.40	0.40
Distribution/service (12b-1) fees	0.23	0.25	1.00	None	None	None
Other expenses2	0.33	0.36	0.32	0.28	0.25	0.37
Total annual fund operating expenses	0.96	1.01	1.72	0.68	0.65	0.77
Fee waiver/expense reimbursement	0.11	0.16	0.12	0.13	0.05	0.12
Total annual fund operating expenses after fee waiver/expense reimbursement	0.85	0.85	1.60	0.55	0.60	0.65

[1] "Management fee" is restated to reflect the fund's new management fee rate effective July 1, 2017.

[2] "Other expenses" for Class T and Class R6 are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through September 30, 2018 to waive fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.85%, 0.85%, 1.60%, 0.55%, 0.60% and 0.65% for Class A, Class T, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	R6	INST	S
1	$533	$335	$263	$56	$61	$66
3	732	548	530	204	203	234
5	947	779	922	366	357	416
10	1,565	1,441	2,020	834	806	943

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	R6	INST	S
1	$533	$335	$163	$56	$61	$66
3	732	548	530	204	203	234
5	947	779	922	366	357	416
10	1,565	1,441	2,020	834	806	943

Deutsche Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dit_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global High Income Fund

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	T	C	R6	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	4.50	2.50	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	None	1.00	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	20	None	20	None	None	20

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

	A	T	C	R6	INST	S
Management fee1	0.40	0.40	0.40	0.40	0.40	0.40
Distribution/service (12b-1) fees	0.23	0.25	1.00	None	None	None
Other expenses2	0.33	0.36	0.32	0.28	0.25	0.37
Total annual fund operating expenses	0.96	1.01	1.72	0.68	0.65	0.77
Fee waiver/expense reimbursement	0.11	0.16	0.12	0.13	0.05	0.12
Total annual fund operating expenses after fee waiver/expense reimbursement	0.85	0.85	1.60	0.55	0.60	0.65

[1] "Management fee" is restated to reflect the fund's new management fee rate effective July 1, 2017.

[2] "Other expenses" for Class T and Class R6 are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through September 30, 2018 to waive fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.85%, 0.85%, 1.60%, 0.55%, 0.60% and 0.65% for Class A, Class T, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	R6	INST	S
1	$533	$335	$263	$56	$61	$66
3	732	548	530	204	203	234
5	947	779	922	366	357	416
10	1,565	1,441	2,020	834	806	943

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	R6	INST	S
1	$533	$335	$163	$56	$61	$66
3	732	548	530	204	203	234
5	947	779	922	366	357	416
10	1,565	1,441	2,020	834	806	943

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through September 30, 2018 to waive fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.85%, 0.85%, 1.60%, 0.55%, 0.60% and 0.65% for Class A, Class T, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	[2] "Other expenses" for Class T and Class R6 are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	[1] "Management fee" is restated to reflect the fund's new management fee rate effective July 1, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Deutsche Global High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 533
3 Years	rr_ExpenseExampleYear03	732
5 Years	rr_ExpenseExampleYear05	947
10 Years	rr_ExpenseExampleYear10	1,565
1 Year	rr_ExpenseExampleNoRedemptionYear01	533
3 Years	rr_ExpenseExampleNoRedemptionYear03	732
5 Years	rr_ExpenseExampleNoRedemptionYear05	947
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,565
Deutsche Global High Income Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 335
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	779
10 Years	rr_ExpenseExampleYear10	1,441
1 Year	rr_ExpenseExampleNoRedemptionYear01	335
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	779
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,441
Deutsche Global High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	$ 263
3 Years	rr_ExpenseExampleYear03	530
5 Years	rr_ExpenseExampleYear05	922
10 Years	rr_ExpenseExampleYear10	2,020
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	530
5 Years	rr_ExpenseExampleNoRedemptionYear05	922
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,020
Deutsche Global High Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	204
5 Years	rr_ExpenseExampleYear05	366
10 Years	rr_ExpenseExampleYear10	834
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	204
5 Years	rr_ExpenseExampleNoRedemptionYear05	366
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 834
Deutsche Global High Income Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	203
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	806
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	203
5 Years	rr_ExpenseExampleNoRedemptionYear05	357
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 806
Deutsche Global High Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	234
5 Years	rr_ExpenseExampleYear05	416
10 Years	rr_ExpenseExampleYear10	943
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	234
5 Years	rr_ExpenseExampleNoRedemptionYear05	416
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 943

[1]	"Management fee" is restated to reflect the fund's new management fee rate effective July 1, 2017.
[2]	"Other expenses" for Class T and Class R6 are based on estimated amounts for the current fiscal year.